Trade and other receivables (Tables)	12 Months Ended
Sep. 30, 2025
Trade and other receivables.
Schedule of trade and other receivables

	2025	2024	2023
	$'000	$'000	$'000
Current assets
Trade debtors	657	471	1,273
Other debtors	1,532	4,009	164
Prepayments and accrued income	852	517	1,780
Total	3,041	4,997	3,217

Schedule of maximum exposure to credit risk

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

	2025	2024	2023
	$'000	$'000	$'000
Non-current Assets
Other debtors	—	—	1,888
Total	—	—	1,888